Schedule of Investments
AllianzGI Equity & Convertible Income Fund
April 30, 2020 (unaudited)

Shares		Value^
COMMON STOCK - 64.0%
Aerospace & Defense - 0.4%
20,000	Boeing Co.	$ 2,820,400

Banks - 0.7%
50,200	JPMorgan Chase & Co.	4,807,152

Beverages - 0.9%
45,800	PepsiCo, Inc. (g)	6,058,882

Biotechnology - 3.2%
59,400	AbbVie, Inc.	4,882,680
9,700	Biogen, Inc. (g)(i)	2,879,251
70,600	Gilead Sciences, Inc.	5,930,400
27,200	Vertex Pharmaceuticals, Inc. (i)	6,832,640
		20,524,971

Capital Markets - 1.5%
79,700	Charles Schwab Corp.	3,006,284
23,600	S&P Global, Inc. (g)	6,911,968
		9,918,252

Chemicals - 0.3%
46,400	Chemours Co.	544,272
14,533	Dow, Inc. (i)	533,216
14,533	DuPont de Nemours, Inc.	683,341
		1,760,829

Communications Equipment - 1.0%
149,600	Cisco Systems, Inc.	6,340,048

Entertainment - 1.5%
22,800	Netflix, Inc. (g)(i)	9,572,580

Equity Real Estate Investment Trusts (REITs) - 1.0%
13,300	American Tower Corp.	3,165,400
22,400	Crown Castle International Corp. (g)	3,571,232
		6,736,632

Food & Staples Retailing - 1.9%
21,400	Costco Wholesale Corp. (g)	6,484,200
182,400	Kroger Co.	5,765,664
		12,249,864

Healthcare Equipment & Supplies - 2.2%
17,600	Align Technology, Inc. (i)	3,781,360
133,000	Boston Scientific Corp. (i)	4,984,840
10,100	Intuitive Surgical, Inc. (i)	5,159,888
		13,926,088

Healthcare Providers & Services - 2.1%
24,400	McKesson Corp.	3,446,500
34,900	UnitedHealth Group, Inc. (g)	10,207,203
		13,653,703

Hotels, Restaurants & Leisure - 1.9%
30,300	McDonald’s Corp.	5,683,068
58,900	Starbucks Corp.	4,519,397
22,000	Wynn Resorts Ltd.	1,881,660
		12,084,125

Household Durables - 0.6%
78,300	DR Horton, Inc. (g)	3,697,326

Industrial Conglomerates - 1.3%
17,800	3M Co.	2,704,176
37,800	Honeywell International, Inc.	5,363,820
		8,067,996

Insurance - 0.4%
30,900	Progressive Corp.	2,388,570

Interactive Media & Services - 4.4%
11,850	Alphabet, Inc., Class A (i)	15,958,395
61,700	Facebook, Inc., Class A (g)(i)	12,630,607
		28,589,002

Internet & Direct Marketing Retail - 3.2%
16,400	Alibaba Group Holding Ltd., ADR (g)(i)	3,323,788
6,975	Amazon.com, Inc. (i)	17,256,150
		20,579,938

IT Services - 6.0%
62,500	Fiserv, Inc. (g)(i)	6,441,250
15,700	International Business Machines Corp.	1,971,292
35,250	Mastercard, Inc., Class A	9,692,692
55,900	PayPal Holdings, Inc. (i)	6,875,700
74,500	Visa, Inc., Class A (g)	13,314,640
		38,295,574

Life Sciences Tools & Services - 1.2%
23,850	Thermo Fisher Scientific, Inc. (g)	7,982,118

Machinery - 1.0%
36,100	Caterpillar, Inc.	4,201,318
17,300	Deere & Co. (g)	2,509,538
		6,710,856

Media - 0.5%
77,600	Comcast Corp., Class A	2,920,088

Multi-Line Retail - 1.4%
32,700	Dollar General Corp. (g)	5,732,310
29,500	Target Corp.	3,237,330
		8,969,640

Oil, Gas & Consumable Fuels - 0.5%
49,700	Valero Energy Corp.	3,148,495

Pharmaceuticals - 2.4%
112,200	Bristol-Myers Squibb Co.	6,822,882
37,700	Merck & Co., Inc.	2,991,118
56,317	Teva Pharmaceutical Industries Ltd., ADR (i)	604,845
36,800	Zoetis, Inc.	4,758,608
		15,177,453

Road & Rail - 0.6%
25,700	Union Pacific Corp. (g)	4,106,603

Semiconductors & Semiconductor Equipment - 7.0%
119,700	Advanced Micro Devices, Inc. (g)(i)	6,271,083
17,900	Broadcom, Inc.	4,861,998
26,900	Lam Research Corp. (g)	6,867,032
183,500	Marvell Technology Group Ltd. (g)	4,906,790
139,000	Micron Technology, Inc. (i)	6,656,710
31,900	NVIDIA Corp. (g)	9,323,732
53,400	QUALCOMM, Inc. (g)	4,200,978
16,500	Texas Instruments, Inc.	1,915,155
		45,003,478

Software - 9.4%
25,975	Adobe, Inc. (g)(i)	9,185,799
16,000	Atlassian Corp. PLC, Class A (i)	2,487,840
44,600	Crowdstrike Holdings, Inc., Class A (i)	3,017,636
19,800	Intuit, Inc.	5,342,238
102,775	Microsoft Corp.	18,418,308
55,521	Salesforce.com, Inc. (g)(i)	8,991,626
23,900	ServiceNow, Inc. (i)	8,401,806
31,000	Workday, Inc., Class A (i)	4,770,900
		60,616,153

Specialty Retail - 1.3%
36,700	Home Depot, Inc.	8,067,761

Technology Hardware, Storage & Peripherals - 3.1%
58,600	Apple, Inc. (g)	17,216,680
56,900	NetApp, Inc.	2,490,513
		19,707,193

Textiles, Apparel & Luxury Goods - 1.1%
77,900	NIKE, Inc., Class B	6,791,322
Total Common Stock (cost-$420,955,894)		411,273,092

Principal Amount (000s)
CONVERTIBLE BONDS & NOTES - 27.0%
Airlines - 0.2%
$1,105	Southwest Airlines Co., 1.25%, 5/1/25	1,225,072

Auto Components - 0.3%
1,935	Meritor, Inc., 3.25%, 10/15/37	1,862,437

Auto Manufacturers - 1.0%
2,815	Tesla, Inc., 1.25%, 3/1/21	6,220,838

Banks - 0.2%
1,100	JPMorgan Chase Bank N.A., 0.125%, 1/1/23 (a)(b)	1,180,995

Beverages - 0.0%
90	Luckin Coffee, Inc., 0.75%, 1/15/25 (a)(b)	30,150

Biotechnology - 2.3%
	BioMarin Pharmaceutical, Inc.,
265	0.599%, 8/1/24	284,841
890	1.50%, 10/15/20	963,480
	Exact Sciences Corp.,
2,690	0.375%, 3/15/27	2,624,406
650	0.375%, 3/1/28	595,235
1,110	Halozyme Therapeutics, Inc., 1.25%, 12/1/24 (a)(b)	1,276,098
1,015	Illumina, Inc., 0.50%, 6/15/21	1,365,546
1,080	Insmed, Inc., 1.75%, 1/15/25	1,019,250
1,565	Intercept Pharmaceuticals, Inc., 3.25%, 7/1/23	1,390,390
2,280	Ligand Pharmaceuticals, Inc., 0.75%, 5/15/23	2,008,591
	PTC Therapeutics, Inc.,
935	1.50%, 9/15/26 (a)(b)	1,131,279
1,655	3.00%, 8/15/22	1,910,773
		14,569,889

Commercial Services - 0.7%
2,220	Chegg, Inc., 0.125%, 3/15/25	2,340,207
1,865	Square, Inc., 0.50%, 5/15/23	2,100,456
		4,440,663

Computers - 1.4%
2,215	CyberArk Software Ltd., zero coupon, 11/15/24 (a)(b)	2,067,667
	Lumentum Holdings, Inc.,
200	0.25%, 3/15/24	291,101
2,225	0.50%, 12/15/26 (a)(b)	2,360,414
1,520	Pure Storage, Inc., 0.125%, 4/15/23	1,403,112
670	Rapid7, Inc., 1.25%, 8/1/23	838,338
2,305	Western Digital Corp., 1.50%, 2/1/24	2,127,519
		9,088,151

Electronics - 0.6%
1,010	Fortive Corp., 0.875%, 2/15/22	975,133
1,070	OSI Systems, Inc., 1.25%, 9/1/22	1,030,587
1,130	SMART Global Holdings, Inc., 2.25%, 2/15/26 (a)(b)	998,638
910	Vishay Intertechnology, Inc., 2.25%, 6/15/25	840,918
		3,845,276

Energy-Alternate Sources - 0.1%
1,155	SunPower Corp., 4.00%, 1/15/23	936,994

Engineering & Construction - 0.4%
1,010	KBR, Inc., 2.50%, 11/1/23	1,071,231
1,430	Tutor Perini Corp., 2.875%, 6/15/21	1,179,750

		2,250,981

Entertainment - 0.3%
	Live Nation Entertainment, Inc.,
485	2.00%, 2/15/25 (a)(b)	382,722
1,455	2.50%, 3/15/23	1,393,309

		1,776,031

Equity Real Estate Investment Trusts (REITs) - 0.3%
2,000	Two Harbors Investment Corp., 6.25%, 1/15/22	1,991,250

Healthcare-Products - 1.1%
1,010	CONMED Corp., 2.625%, 2/1/24	1,072,494
2,860	Insulet Corp., 0.375%, 9/1/26 (a)(b)	3,222,862
1,360	NuVasive, Inc., 2.25%, 3/15/21	1,580,320
1,120	Repligen Corp., 0.375%, 7/15/24	1,336,356

		7,212,032

Healthcare-Services - 0.3%
515	Invitae Corp., 2.00%, 9/1/24 (a)(b)	475,317
530	Teladoc Health, Inc., 1.375%, 5/15/25	1,639,320

		2,114,637

Internet - 3.7%
1,660	Boingo Wireless, Inc., 1.00%, 10/1/23	1,472,023
2,335	Etsy, Inc., 0.125%, 10/1/26 (a)(b)	2,377,559
1,030	FireEye, Inc., 0.875%, 6/1/24	903,207
2,190	IAC Financeco 2, Inc., 0.875%, 6/15/26 (a)(b)	2,248,856
2,525	Okta, Inc., 0.125%, 9/1/25 (a)(b)	2,678,508
595	Palo Alto Networks, Inc., 0.75%, 7/1/23	611,065
2,315	Proofpoint, Inc., 0.25%, 8/15/24 (a)(b)	2,408,692
2,800	Snap, Inc., 0.75%, 8/1/26 (a)(b)	2,907,071
2,170	Twitter, Inc., 0.25%, 6/15/24	2,028,486
	Wayfair, Inc.,
1,260	1.00%, 8/15/26 (a)(b)	1,285,214
965	1.125%, 11/1/24	1,188,759
985	Zendesk, Inc., 0.25%, 3/15/23	1,334,755
	Zillow Group, Inc.,
615	1.50%, 7/1/23	576,194
1,605	2.00%, 12/1/21	1,776,534

		23,796,923

Investment Companies - 0.3%
2,450	Prospect Capital Corp., 6.375%, 3/1/25	2,235,963

Iron/Steel - 0.1%
530	Cleveland-Cliffs, Inc., 1.50%, 1/15/25	389,511

Media - 1.6%
	DISH Network Corp.,
1,385	2.375%, 3/15/24	1,169,662
3,780	3.375%, 8/15/26	3,073,518
805	Liberty Interactive LLC, 1.75%, 9/30/46 (a)(b)	1,185,842
	Liberty Media Corp.,
1,205	1.00%, 1/30/23	1,281,922
1,105	1.375%, 10/15/23	1,157,505
2,305	2.75%, 12/1/49 (a)(b)	2,159,689
190	World Wrestling Entertainment, Inc., 3.375%, 12/15/23	359,773

		10,387,911

Oil, Gas & Consumable Fuels - 0.3%
2,435	Chesapeake Energy Corp., 5.50%, 9/15/26	133,925
1,400	Ensco Jersey Finance Ltd., 3.00%, 1/31/24	262,995
885	EQT Corp., 1.75%, 5/1/26 (a)(b)	994,297
1,170	Nabors Industries, Inc., 0.75%, 1/15/24	140,402
200	Oil States International, Inc., 1.50%, 2/15/23	76,668
1,405	Transocean, Inc., 0.50%, 1/30/23	302,075

		1,910,362

Pharmaceuticals - 1.4%
1,785	DexCom, Inc., 0.75%, 12/1/23	3,764,424
880	Flexion Therapeutics, Inc., 3.375%, 5/1/24	659,682
1,705	Horizon Pharma Investment Ltd., 2.50%, 3/15/22	2,247,403
1,040	Jazz Investments I Ltd., 1.875%, 8/15/21	1,015,899
655	Sarepta Therapeutics, Inc., 1.50%, 11/15/24	1,156,730
475	Supernus Pharmaceuticals, Inc., 0.625%, 4/1/23	407,906

		9,252,044

Pipelines - 0.4%
4,200	Cheniere Energy, Inc., 4.25%, 3/15/45	2,254,198

Retail - 0.3%
440	Burlington Stores, Inc., 2.25%, 4/15/25 (a)(b)	468,466
370	Guess?, Inc., 2.00%, 4/15/24 (a)(b)	238,419
1,525	RH, zero coupon, 6/15/23	1,489,734

		2,196,619

Semiconductors - 2.2%
90	Advanced Micro Devices, Inc., 2.125%, 9/1/26	589,931
1,290	Cree, Inc., 0.875%, 9/1/23	1,306,931
	Inphi Corp.,
390	0.75%, 9/1/21	684,206
1,665	0.75%, 4/15/25 (a)(b)	1,760,538
4,645	Microchip Technology, Inc., 1.625%, 2/15/27	5,816,376
150	Micron Technology, Inc., 3.125%, 5/1/32, Ser. D	721,286
2,060	ON Semiconductor Corp., 1.625%, 10/15/23	2,250,046
870	Veeco Instruments, Inc., 2.70%, 1/15/23	725,609

		13,854,923

Software - 6.8%
	Akamai Technologies, Inc.,
2,860	0.125%, 5/1/25	3,408,311
450	0.375%, 9/1/27 (a)(b)	470,667
2,425	Alteryx, Inc., 0.50%, 8/1/24 (a)(b)	2,318,234
1,270	Atlassian, Inc., 0.625%, 5/1/23	2,468,447
820	Avaya Holdings Corp., 2.25%, 6/15/23	659,075
1,620	Coupa Software, Inc., 0.125%, 6/15/25 (a)(b)	2,068,001
1,580	DocuSign, Inc., 0.50%, 9/15/23	2,469,698
965	Envestnet, Inc., 1.75%, 6/1/23	1,077,181
925	Everbridge, Inc., 0.125%, 12/15/24 (a)(b)	1,095,057
	Evolent Health, Inc.,
1,250	1.50%, 10/15/25	775,750
1,055	2.00%, 12/1/21	917,191
510	Five9, Inc., 0.125%, 5/1/23	1,166,013
2,280	j2 Global, Inc., 1.75%, 11/1/26 (a)(b)	2,144,513
1,800	LivePerson, Inc., 0.75%, 3/1/24 (a)(b)	1,680,438
2,260	MongoDB, Inc., 0.25%, 1/15/26 (a)(b)	2,371,145
1,230	New Relic, Inc., 0.50%, 5/1/23	1,113,888
1,595	Nutanix, Inc., zero coupon, 1/15/23	1,374,590
850	Pegasystems, Inc., 0.75%, 3/1/25 (a)(b)	826,021
1,260	Pluralsight, Inc., 0.375%, 3/1/24	1,066,590
2,010	RingCentral, Inc., zero coupon, 3/1/25 (a)(b)	1,948,651
875	ServiceNow, Inc., zero coupon, 6/1/22	2,298,098
785	Slack Technologies, Inc., 0.50%, 4/15/25 (a)(b)	873,568
	Splunk, Inc.,
2,185	0.50%, 9/15/23	2,518,206
945	1.125%, 9/15/25	1,108,213
795	Twilio, Inc., 0.25%, 6/1/23	1,322,917
1,770	Workday, Inc., 0.25%, 10/1/22	2,174,064
1,660	Zynga, Inc., 0.25%, 6/1/24 (a)(b)	1,851,937

		43,566,464

Telecommunications - 0.4%
1,745	Viavi Solutions, Inc., 1.00%, 3/1/24	1,964,215
765	Vonage Holdings Corp., 1.75%, 6/1/24 (a)(b)	689,607

		2,653,822

Transportation - 0.3%
1,380	Atlas Air Worldwide Holdings, Inc., 2.25%, 6/1/22	1,289,438
1,125	Greenbrier Cos., Inc., 2.875%, 2/1/24	906,711

		2,196,149

Total Convertible Bonds & Notes (cost-$178,323,815)		173,440,285

Shares
CONVERTIBLE PREFERRED STOCK - 5.7%
Banks - 1.6%
3,400	Bank of America Corp., 7.25% Ser. L (e)	4,700,160
4,165	Wells Fargo & Co., 7.50% Ser. L (e)	5,826,169

		10,526,329

Chemicals - 0.2%
32,330	International Flavors & Fragrances, Inc., 6.00%, 9/15/21	1,537,291

Diversified Financial Services - 0.2%
36,700	AMG Capital Trust II, 5.15%, 10/15/37	1,328,329

Electric Utilities - 0.7%
45,625	NextEra Energy, Inc., 5.279%, 3/1/23	1,970,544
14,605	Sempra Energy, 6.00%, 1/15/21 Ser. A	1,494,237
23,000	Southern Co., 6.75%, 8/1/22	1,088,820

		4,553,601

Electronics - 0.2%
1,250	Fortive Corp., 5.00%, 7/1/21 Ser. A	1,037,225

Environmental Services - 0.2%
25,210	GFL Environmental Inc., 6.00%, 3/15/23	1,235,542

Equity Real Estate Investment Trusts (REITs) - 0.6%
2,615	Crown Castle International Corp., 6.875%, 8/1/20 Ser. A	3,642,695

Hand/Machine Tools - 0.3%
	Stanley Black & Decker, Inc.,
1,505	5.25%, 11/15/22	119,662
23,100	5.375%, 5/15/20	1,849,155

		1,968,817

Healthcare-Products - 0.8%
29,530	Avantor, Inc., 6.25%, 5/15/22 Ser. A	1,700,337
2,975	Danaher Corp., 4.75%, 4/15/22 Ser. A	3,537,632

		5,237,969

Insurance - 0.1%
9,250	Assurant, Inc., 6.50%, 3/15/21 Ser. D	990,675

Oil, Gas & Consumable Fuels - 0.0%
25,000	ATP Oil & Gas Corp., 8.00% (cost-$3,160,750; purchased 4/21/10) (a)(b)(d)(e)(f)(h)	2
8,860	Nabors Industries Ltd., 6.00%, 5/1/21 Ser. A	30,036

		30,038

Pharmaceuticals - 0.2%
22,420	Elanco Animal Health, Inc., 5.00%, 2/1/23	1,031,320

Semiconductors - 0.6%
3,765	Broadcom, Inc., 8.00%, 9/30/22 Ser. A	3,830,662

Total Convertible Preferred Stock (cost-$40,303,576)		36,950,493

Principal Amount (000s)
CORPORATE BONDS & NOTES - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
$2,509	Cobalt International Energy, Inc., 7.75%, 12/1/23 (c) (cost-$1,134,313)	77,553

Repurchase Agreements - 3.4%
21,772	State Street Bank and Trust Co., dated 4/30/20, 0.00%, due 5/1/20, proceeds $21,772,000; collateralized by U.S. Treasury Notes, 1.625%, due 8/31/22, valued at $22,208,543 including accrued interest (cost-$21,772,000)	21,772,000

Total Investments, before options written (cost-$662,489,598)-100.1%	643,513,423

Total Options Written -(0.1)% (premiums received-$617,790) (i)(j)(k)	(656,856)

Total Investments, net of options written (cost-$661,871,808) (l)-100.0%	642,856,567

Other assets less other liabilities-0.0%	133,402

Net Assets-100.0%	$ 642,989,969

 Notes to Schedule of Investments:

^ Portfolio securities and other financial instruments for which market quotations are readily available are valued at market value. Market values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, based on quotes or other market information obtained from quotation reporting systems, established market makers or independent pricing services. Investments in mutual funds are valued at the net asset value (“NAV”) as reported on each business day, and under normal circumstances. Exchange-traded funds (“ETFs”) are valued at their current market trading price. AllianzGI Equity & Convertible Income Fund’s (the “Fund”) investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. The market value for NASDAQ Global Market and NASDAQ Capital Market securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees of the Fund (the “Board”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotes are not readily available (including in cases where available market quotations are deemed to be unreliable), and has delegated primary responsibility for applying the valuation methods to the investment manager, Allianz Global Investors U.S. LLC (the “Investment Manager”). The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Investment Manager monitors the continued appropriateness of methods applied and identifies circumstances and events that may require fair valuation. The Investment Manager determines if adjustments should be made in light of market changes, events affecting the issuer or other factors. If the Investment Manager determines that a valuation method may no longer be appropriate, another valuation method previously approved by the Fund’s Valuation Committee may be selected or the Fund’s Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review and ratify the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Fund’s Valuation Committee.

Short-term debt investments having a remaining maturity of 60 days or less are valued at amortized cost unless the Board or its Valuation Committee determines that particular circumstances dictate otherwise.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Fund may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Fund to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The Fund’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern Time) on the NYSE on each day the NYSE is open for business. In unusual circumstances, the Board or the Valuation Committee may in good faith determine the NAV as of 4:00 p.m., Eastern Time, notwithstanding an earlier, unscheduled close or halt of trading on the NYSE.

The prices of certain portfolio securities or financial instruments may be determined at a time prior to the close of regular trading on the NYSE. In considering whether fair value pricing is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the NAV of the Fund is calculated. With respect to certain foreign securities, the Fund may fair value securities using modeling tools provided by third-party vendors, where appropriate. The Fund has retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Fund for foreign securities may differ from the value realized from the sale of those securities and the difference could be material. Fair value pricing may require subjective determinations about the value of a security or other assets, and fair values used to determine the NAV of the Fund may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by the Fund.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $52,177,134, representing 8.1% of net assets.
(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $52,177,134, representing 8.1% of net assets.
(c)	In default.
(d)	Fair-Valued—Security with a value of $2, representing less than 0.05% of net assets.
(e)	Perpetual maturity. The date shown, if any, is the next call date.
(f)	Level 3 security.
(g)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.
(h)	Restricted. The cost of such security is $3,160,750. The value is $2, representing less than 0.05% of net assets.
(i)	Non-income producing.
(j)	Exchange traded-Chicago Board Options Exchange.
(k)	Exchange traded option contracts outstanding at April 30, 2020:

Options written contracts outstanding at April 30, 2020:
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)

Call options:
Adobe, Inc.	390.00 USD	5/15/20	(105)	$(10,500)	$(7,088)	$(17,848)	$10,760
Advanced Micro Devices, Inc.	70.00 USD	5/15/20	(590)	(59,000)	(2,950)	(59,566)	56,616
Alibaba Group Holding Ltd.	240.00 USD	5/15/20	(85)	(8,500)	(2,125)	(4,888)	2,763
Apple, Inc.	310.00 USD	5/15/20	(130)	(13,000)	(41,600)	(16,693)	(24,907)
Biogen, Inc.	420.00 USD	5/15/20	(30)	(3,000)	(1,275)	(6,809)	5,534
Costco Wholesale Corp.	340.00 USD	5/15/20	(60)	(6,000)	(1,170)	(10,169)	8,999
Crown Castle International Corp.	180.00 USD	5/15/20	(93)	(9,300)	(465)	(5,948)	5,483
Deere & Co.	170.00 USD	5/15/20	(87)	(8,700)	(348)	(9,596)	9,248
Dollar General Corp.	175.00 USD	5/15/20	(130)	(13,000)	(51,350)	(16,453)	(34,897)
DR Horton, Inc.	55.00 USD	6/19/20	(155)	(15,500)	(9,272)	(9,272)	—
Facebook, Inc.	205.00 USD	6/19/20	(305)	(30,500)	(279,075)	(111,515)	(167,560)
Fiserv, Inc.	115.00 USD	5/15/20	(135)	(13,500)	(6,412)	(13,089)	6,677
Lam Research Corp.	320.00 USD	5/15/20	(60)	(6,000)	(2,010)	(7,480)	5,470
Marvell Technology Group Ltd.	28.00 USD	5/15/20	(600)	(60,000)	(24,900)	(16,530)	(8,370)
Netflix, Inc.	550.00 USD	5/15/20	(135)	(13,500)	(6,277)	(123,829)	117,552
NVIDIA Corp.	340.00 USD	5/15/20	(190)	(19,000)	(10,830)	(67,094)	56,264
PayPal Holdings, Inc.	120.00 USD	5/15/20	(275)	(27,500)	(170,500)	(12,958)	(157,542)
PepsiCo, Inc.	141.00 USD	5/15/20	(270)	(27,000)	(8,775)	(27,421)	18,646
QUALCOMM, Inc.	95.00 USD	5/15/20	(35)	(3,500)	(87)	(822)	735
S&P Global, Inc.	320.00 USD	5/15/20	(60)	(6,000)	(3,889)	(12,777)	8,888
Salesforce.com, Inc.	185.00 USD	5/15/20	(135)	(13,500)	(1,755)	(4,347)	2,592
Thermo Fisher Scientific, Inc.	360.00 USD	5/15/20	(74)	(7,400)	(4,995)	(22,123)	17,128
Union Pacific Corp.	170.00 USD	5/15/20	(115)	(11,500)	(13,628)	(10,827)	(2,801)
UnitedHealth Group, Inc.	330.00 USD	5/15/20	(170)	(17,000)	(1,955)	(24,159)	22,204
Visa, Inc.	205.00 USD	5/15/20	(150)	(15,000)	(4,125)	(5,577)	1,452
Total options written contracts					$(656,856)	$(617,790)	$(39,066)

(l)	At April 30, 2020, the cost basis of portfolio securities for federal income tax purposes was $661,881,143. Gross unrealized appreciation was $51,854,955; gross unrealized depreciation was $70,879,531; and net unrealized depreciation was $19,024,576. The difference between book and tax cost was attributable to wash sale loss deferrals.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access
•	Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs
•	Level 3 – valuations based on significant unobservable inputs (including the Investment Manager's or Valuation Committee's own assumptions and securities whose price was determined by using a single broker's quote)

The valuation techniques used by the Fund to measure fair value during the three months ended April 30, 2020 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities within Level 2 and Level 3, in accordance with accounting principles generally acceptable in the United States of America.

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Fund generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Fund’s valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Fund’s valuation procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security’s sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available.

Equity Securities (Common and Preferred Stock and Warrants) — Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds & Notes — Convertible bonds & notes are valued by independent pricing services based on various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes — Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Option Contracts — Option contracts traded over-the-counter (“OTC”) and FLexible EXchange (“FLEX”) options are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC and FLEX option contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at April 30, 2020 in valuing the Fund's assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 4/30/20
Investments in Securities - Assets
Common Stock	$411,273,092	—	—	$411,273,092
Convertible Bonds & Notes	—	$173,440,285	—	173,440,285
Convertible Preferred Stock:
Diversified Financial Services	—	1,328,329	—	1,328,329
Oil, Gas & Consumable Fuels	30,036	—	$2	30,038
All Other	35,592,126	—	—	35,592,126
Corporate Bonds & Notes	—	77,553	—	77,553
Repurchase Agreements	—	21,772,000	—	21,772,000
	446,895,254	196,618,167	2	643,513,423
Investments in Securities - Liabilities
Options Written:
Market Price	(656,856)	—	—	(656,856)
Totals	$446,238,398	$196,618,167	$2	$642,856,567

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended April 30, 2020, was as follows:

	Beginning Balance 1/31/20	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 4/30/20
Investments in Securities - Assets
Convertible Preferred Stock:
Oil, Gas & Consumable Fuels	$2	$—	$—	$—	$—	$—	$—	$—	$2

The table above may include Level 3 investments that are valued by brokers or independent pricing services.

There was no change in unrealized appreciation/depreciation of Level 3 investments held at April 30, 2020.

Glossary:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust